Equity	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Equity

NOTE 10 - EQUITY

a.	Share capital

The Company’s common shares are listed on the NYSE MKT.

On September 30, 2015, the Company filed with the Secretary of State of Delaware a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation to effect a one-for-ten reverse stock split of its common stock, par value $0.0001 per share , effective as of October 1, 2015, which decreased the number of issued and outstanding shares of common stock and restricted shares of common stock from 3.1 million shares to 0.3 million shares. The Company’s authorized common stock was decreased from 125 million shares to 50 million shares.

On May 25, 2016 the Company filed with the Secretary of State of Delaware a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the Company’s number of authorized shares of common stock from 50 million to 150 million.

On September 28, 2016, the Company filed with the Secretary of State of Delaware a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation to effect a one-for-twenty five reverse stock split of its common stock, par value $0.0001 per share , effective as of October 7, 2016, which decreased the number of issued and outstanding shares of common stock and restricted shares of common stock from 35.7 million shares to 1.4 million shares.

Accordingly, as of December 31, 2016, the Company has authorized 155,000,000 shares of capital stock, par value $0.0001 per share, of which 150,000,000 are shares of common stock and 5,000,000 are shares of “blank check” preferred stock.

All related share and per share data have been retroactively applied to the financial statements and their related notes for all periods presented.

On March 9, 2015, the Company sold 137,481  shares of its common stock and warrants to purchase 137,481 shares of common stock in a registered direct offering. Each purchaser received a warrant to purchase one share of common stock for each share of common stock that it purchased in the offering. The warrants, which are classified as equity, are exercisable immediately and have a term of exercise of 5 years from the date of issuance and an exercise price of $137.5. This offering resulted in net proceeds to the Company of approximately $12.4 million after deducting placement agent fees and other offering expenses.

On January 26, 2016 the Company entered into option cancellation and release agreements with the Optionholders. See Note 10a.

On March 21, 2016, the Company sold 117,327 shares of its common stock and warrants to purchase 58,668 shares of common stock in concurrent underwritten public offering and private placement (the “March 2016 Offering”). The common stock was sold at a price of $14.75 per share and each purchaser received a warrant to purchase one half of one share of common stock for each share of common stock that it purchased in the March 2016 Offering. The warrants, which are classified as equity, are exercisable immediately and have a term of exercise of 5 years from the date of issuance and an exercise price of $14.75. The March 2016 Offering resulted in gross proceeds to the Company of approximately $1.7 million ($1.4 million after deducting underwriting discount, placement agent fees and other offering expenses).

In connection with the March 2016 Offering, on March 21, 2016, the Company issued to the underwriter and placement agent five-year warrants to purchase up to 5,867 shares of common stock at an exercise price of $18.44 per share. The warrants, which are classified as equity, are exercisable at any time during the period commencing six months following the date of issuance and ending five years from the date of issuance.

On July 7, 2016, the Company closed a public offering of 442,424 shares of Series B Convertible Preferred Stock and accompanying warrants to purchase up to 1,769,696 shares of common stock (the “July 2016 Offering”). Each share of Series B Convertible Preferred Stock and the accompanying warrants were sold at a price of $33.00. Each share of Series B Convertible Preferred Stock is convertible into 4 shares of common stock reflecting a conversion price equal to $8.25 per share. The holders of Series B Convertible Preferred Stock will be entitled to receive cumulative dividends at the rate per share of 15% per annum of the stated value for five years, payable in cash or common stock, at the Company’s discretion.

The Series B Convertible Preferred Stock will automatically convert into shares after five years from issuance. Additionally, holders of the shares may elect to convert at anytime. The Series B Convertible Preferred Stock has certain anti-dilution provisions. In addition, the Series B Convertible Preferred Stock is subject to provisions providing for make-whole payments, pursuant to which, if the Series B Convertible Preferred Stock is converted into shares of common stock at any time prior to the fifth anniversary of the date of issuance, the holders will receive all of the dividends that, but for the early conversion, would have otherwise accrued on the applicable shares of Series B Convertible Preferred Stock being converted for the period commencing on the conversion date and ending on the fifth anniversary of the date of issuance, less the amount of all prior dividends paid on such converted Series B Convertible Preferred Stock before the date of conversion. The warrants are exercisable immediately and have a term of exercise of five years from the date of issuance and have an exercise price of $5.00 per share of common stock.

The Company received gross proceeds of approximately $14.6 million from the July 2016 Offering, before deducting placement agent fees and offering expenses payable by the Company.

For accounting purposes, the Company analyzed the classification of the Series B Convertible Preferred Stock, including whether the embedded conversion options should be bifurcated. As the Series B Convertible Preferred Stock is not redeemable, and the host contract was determined to be akin to equity, the entire instrument was classified as equity.

The Company has also concluded that the warrants accompanying Series B Convertible Preferred Stock are classified as equity, since the warrants bear a fixed conversion ratio and all other criteria for equity classification have been met.

During the year ended December 31, 2016, 130,903 shares of Series B Convertible Preferred Stock were converted into 916,321 shares of common stock.

Following the closing of the July 2016 Offering, pursuant to a warrant agreement (see Note 4), the Company issued to a lender warrants to purchase 38,691 shares of common stock .

As of December 31, 2016 the Company issued total of 2,029,912 warrants to purchase 2,029,912 shares of common stock.

b.	Share-Based Compensation

1)	On March 28, 2011, the board of directors and stockholders of the Company adopted and approved the InspireMD, Inc. 2011 UMBRELLA Option Plan (the “Umbrella Plan”) which expires on March 27, 2021. Under the Umbrella Plan, as subsequently amended, the Company reserved 20,000 shares of common stock as awards to employees, consultants, and service providers. As of December 31, 2016, the Company had 1,694 shares of common stock available for future issuance under the plans as described above.

On December 16, 2013, the board of directors and stockholders of the Company adopted and approved the 2013 Plan. Under the 2013 Plan, the Company initially reserved 20,000 shares of common stock for awards to employees, officers, directors, consultants, and service providers. On September 9, 2015, May 24, 2016 and September 28, 2016, the stockholders approved an amendment to the 2013 Plan to increase the number of shares of common stock available for issuance pursuant to awards under the 2013 Plan by 18,800, 400,000 and 252,000 shares of common stock, respectively, to a total of 690,800 shares of common stock. As of December 31, 2016, the Company reserved 233,189 shares of common stock available for future issuance under the plans as described above.

The 2013 Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards, which may be granted singly, in combination, or in tandem. The 2013 Plan is administered by the Company’s compensation committee.

In 2004, Section 409A was added to the U.S. Internal Revenue Code of 1986, as amended (the “Code”) to regulate all types of deferred compensation. Certain performance awards, stock options, stock appreciation rights, restricted stock units, and certain types of restricted stock are subject to Section 409A of the Code.

Pursuant to the current Section 102 of the Israeli Tax Ordinance, which came into effect on January 1, 2003, options may be granted through a trustee (i.e., Approved 102 Options) or not through a trustee (i.e., Unapproved 102 Options). As a result of an election made by the Company under Section 102 of the Income Tax Ordinance, the Company will not be allowed to claim as an expense for tax purposes in Israel the amounts credited to the employee as capital gains to the grantees, although it will generally be entitled to do so in respect of the salary income component (if any) of such awards when the related tax is paid by the employee.

2)	During the years ended December 31, 2016 and 2015, the Company granted stock options to the CEO, employees and directors to purchase a total of 328,698 and 8,599 shares of the Company’s common stock,respectively. The options have exercise prices ranging from $1.86-$12.5 and $42.5-$207.5 per share, respectively, which were the fair market value of the company’s common stock on the date of each respective grant. The fair value of the above options, using the Black-Scholes and the Monte-Carlo option pricing models, was approximately $1,023,000 and $660,000, respectively. Of the 328,698 stock options granted in 2016, 161,025 options are subject to a three-year vesting period with one-third of such awards vesting each year, 32,000 options are subject to a two-year vesting period with one-half of such awards vesting each year, 83,941 options are subject to a one-year vesting period, 28,331 options are fully vested as of their grant date and the remaining options are subject to certain market and performance conditions. Of the 8,599 stock options granted in 2015, 4,320 options are fully vested as of their grant date and the remaining options are subject to a three-year vesting period with one-third of such awards vesting each year.

3)	During the year ended December 31, 2016 and 2015, the Company granted to the CEO, employees and directors 129,825 and 7,866 restricted shares of the Company’s common stock, respectively. The fair value of these restricted shares was approximately $545,000 and $1,157,000. Of the 129,825 restricted shares granted during the year ended December 31, 2016, 70,500 restricted shares are subject to a one-year vesting period and the remaining restricted shares are subject to a three-year vesting period, with one-third of such awards vesting each year. Of the 7,866 restricted shares granted during the year ended December 31, 2015, 1,732 restricted shares are subject to a one-year vesting period, 370 restricted shares are fully vested as of their grant date and are subject to a 6 month lock up period, 2,553 restricted shares are fully vested as of their grant date, 1,330 restricted shares are subject to a six-month vesting period and 1,881 restricted shares are subject to a three-year vesting period, with one-third of such awards vesting each year.

4)	The following table summarizes information about warrants and share options to employees:

	Year ended December 31
	2016		2015
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	28,548	$752.5	21,463	$1002.5
Granted	328,698	4.57	8,599	132.5
Forfeited	(20,861)	689.47	(1,514)	767
Exercised	(153)	-
Outstanding -end of period	336,232	$25.48	28,548	$752.5
Exercisable at the end of the period	51,275	$145.35	13,792	$1,159.25

5)	The following table summarizes information about warrants and share options to non-employees:

	Year ended December 31
	2016		2015
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	5,372	$1,134	5,597	$1,120
Granted	-	-	-	-
Forfeited	(3,722)	1,278.55	(225)	766.75
Exercised	(147)	-
Outstanding - end of period	1,503	$890.42	5,372	$1,134.25
Exercisable at the end of the period	1,485	$886.28	5,356	$1,134

6)	The following table summarizes information about restricted shares to employees:

	Year ended December 31
	2016	2015
	Number of restricted shares
Outstanding - beginning of period	5,889	4,103
Granted	129,825	7,866
Forfeited	(1,266)	(406)
Vested	(3,999)	(5,674)
Outstanding - end of period	130,449	5,889

7)	The following table provides additional information about all warrants and options outstanding and exercisable:

	Outstanding as of December 31, 2016
Exercise price	Warrants and options outstanding	Weighted average remaining contractual life (years)	Warrants and options exercisable
$0-$1.86	45,823	9.76	382
$3.04-$3.25	143,400	4.68	-
$4.75-$12.5	139,857	9.51	43,932
$42.5-$207.5	3,405	7.43	3,280
$557.5-$2,100	5,250	3.89	5,165
	337,735	7.39	52,760

The weighted average of the remaining contractual life of total vested and exercisable warrants and options as of December 31, 2016 was 8.70 years.

The aggregate intrinsic value of the total exercisable warrants and options as of December 31, 2016 was approximately $955.

The weighted average fair value of warrants and options granted was approximately $3.11 and $77.75 for the years ended December 31, 2016 and 2015, respectively. The weighted average fair value of warrants and options granted was estimated using the Black-Scholes option-pricing model.

8)	The following table sets forth the assumptions that were used in determining the fair value of options granted to employees for the years ended December 31, 2016 and 2015:

	Year ended December 31
	2016	2015
Expected life	5-6.5 years	5-6.5 years
Risk-free interest rates	1.01%-2.06%	1.41%-1.71%
Volatility	85.8%-91.03%	62.68%-71.12%
Dividend yield	0%	0%

The Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Accordingly, as to ordinary course options granted, the expected term was determined using the simplified method, which takes into consideration the option’s contractual life and the vesting periods (for non-employees, the expected term is equal to the option’s contractual life).

Until December 31, 2015, the Company estimated forfeitures based on its employment termination history. Beginning January 1, 2016, the Company adopted ASU 2016-09 and elected to account for forfeitures as they occur. The annual risk-free rates are based on the yield rates of zero coupon non-index linked U.S. Federal Reserve treasury bonds as both the exercise price and the share price are in dollar terms.  The Company’s expected volatility is derived from a blended volatility, based on its historical data and that of a peer group of public companies.

9)	As of December 31, 2016, the total unrecognized compensation cost on employee and non-employee stock options and restricted shares, related to unvested stock-based compensation, amounted to approximately $1 million. This cost is expected to be recognized over a weighted-average period of approximately 0.83 years. This expected cost does not include the impact of any future stock-based compensation awards.

10)	The following table summarizes the allocation of total share-based compensation expense in the consolidated statements of operations:

	Year ended December 31
	2016	2015
	($ in thousands)
Cost of revenues	$1	$8
Research and development	182	716
Sales and marketing	(85)	179
General and administrative	880	2,145
Restructuring and impairment	-	59
	$978	$3,107